Harbor Small Cap Growth Opportunities Fund
Harbor Small Cap Growth Opportunities Fund Fund Summary
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Harbor Small Cap Growth Opportunities Fund		Institutional Class	Administrative Class	Investor Class
Management Fees		0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		none	0.25%	0.25%
Other Expenses	[1]	0.86%	0.86%	0.98%
Total Annual Fund Operating Expenses	[1]	1.61%	1.86%	1.98%
Expense Reimbursement	[2]	0.71%	0.71%	0.71%
Total Annual Fund Operating Expenses	[2][3]	0.90%	1.15%	1.27%
[1]	Restated to reflect current fees.
[2]	The Adviser has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any), through February 29, 2016. Only the Board of Trustees may modify or terminate this agreement.
[3]	After Expense Reimbursement

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Expense Example Harbor Small Cap Growth Opportunities Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Institutional	92	439	809	1,851
Administrative	117	516	940	2,122
Investor	129	553	1,002	2,249

Expense Example, No Redemption Harbor Small Cap Growth Opportunities Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Institutional	92	439	809	1,851
Administrative	117	516	940	2,122
Investor	129	553	1,002	2,249

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate for the period February 1, 2014 (inception) through October 31, 2014 was 55%.
Principal Investment Strategy
Principal Style Characteristics: Small cap stocks with above average growth potential

The Fund invests primarily in equity securities, principally common and preferred stocks, of small cap companies. We define small cap companies as those with market capitalizations that fall within the range of the Russell 2000® Growth Index, provided that if the upper end of the capitalization range of that Index falls below $2.5 billion, we will continue to define those companies with market capitalizations between the upper end of the range of the Index and $2.5 billion as small cap companies. As of December 31, 2014, the range of the Index was $31 million to $7.3 billion, but it is expected to change frequently.

The Subadviser’s investment strategy focuses on identifying rapidly growing small cap companies that are in an early or transitional stage of their development, before their full potential is discovered by the market. The Subadviser utilizes bottom-up, fundamental research involving both quantitative and qualitative aspects to identify companies for investment. The Subadviser uses quantitative analysis to identify potential companies for growth characteristics, such as:
  Material revenue growth
  Sustainable and/or expanding margins
  Consistent earnings
  Strong free cash flow generation
The Subadviser assesses the attractiveness of the valuation of these growth companies by analyzing a variety of valuation metrics, such as enterprise values relative to earnings and free cash flows, and price-to-earnings ratios, among others. The Subadviser then uses detailed qualitative analysis to further identify companies that possess the following characteristics:
  Strong management team
  Well-defined business plan
  Defensible market positions, such as through higher barriers to entry
  Potential for growth in the market for the company’s products and/or services
The Subadviser may sell a holding if the price target for the company is reached, the investment thesis for the company has fundamentally changed, the Subadviser becomes less comfortable with the company’s management team and/or the Subadviser identifies more attractive investment opportunities.

Under normal market conditions, the Fund expects to invest in approximately 80 to 100 companies with at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of equity securities of small cap companies.
Principal Risks
There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Market and issuer risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political or regulatory developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular issuer’s stock.

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.

Selection risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular security may be incorrect.

Small cap risk: The Fund’s performance may be more volatile because it invests primarily in small cap stocks. Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, small cap stocks may fall out of favor relative to mid or large cap stocks, which may cause the Fund to underperform other equity funds that focus on mid or large cap stocks.
Performance
Because the Fund is newly organized and does not yet have a complete calendar year of performance history, the bar chart and total return tables are not provided. To obtain performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.